Intangible assets net (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Subtotal	$ 4,671,732	$ 5,052,294
Less: Accumulated amortization	(4,486,910)	(4,846,323)
Intangible assets, net	184,822	205,971
Patents
Subtotal	4,350,000	4,707,000
Software
Subtotal	31,126	30,838
Land use rights
Subtotal	$ 290,606	$ 314,456